Deposits	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Deposits

NOTE 24. DEPOSITS

Deposits break down as follows as of the indicated dates:

	12.31.18	12.31.17	01.01.17
In Pesos	197,429,716	192,412,724	183,073,374
Checking Accounts	39,854,371	48,899,103	51,553,662
Savings Accounts	61,128,663	61,068,905	47,849,922
Time Deposits	89,204,808	78,139,750	79,111,568
Time Deposits – UVA	1,984,548	889,541	153,275
Others	1,273,540	1,307,966	2,780,765
Interest and Adjustments	3,983,786	2,107,459	1,624,182
In Foreign Currency	162,667,559	103,954,632	94,004,188
Savings Accounts	137,762,699	87,181,645	50,026,752
Time Deposits	24,064,063	16,162,106	12,356,404
Others	792,809	587,628	31,605,693
Interest and Adjustments	47,988	23,253	15,339

Total	360,097,275	296,367,356	277,077,562

The concentration of deposits is detailed in Schedule H.

The breakdown of deposits by remaining term is detailed in Schedule I.

The breakdown of deposits by sector is detailed in Schedule P.

Related-party information is disclosed in Note 52.